Income Taxes - Schedule of Principal Components of Deferred Taxes (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 48,695	$ 282,650
Compensation and benefits	260,590	269,788
Tax credits	91,390	66,272
Securities valuation reserves	92,407	76,931
Other	213,338	156,751
Deferred tax assets gross	706,420	852,392
Valuation allowance	(18,519)	(38,512)
Deferred tax assets	687,901	813,880
Deferred tax liability:	(68,933)	(69,970)
Investment in associated companies	(76,308)	(171,006)
Deferred tax liabilities, other	(80,192)	(60,115)
Deferred tax liabilities, gross	(225,433)	(301,091)
Net deferred tax asset	$ 462,468	$ 512,789